ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 1,044,587	$ 348,103
Accrued liabilities	160,000	25,000
Total accounts payable and accrued liabilities	$ 1,204,587	$ 373,103